Notes to statement of cash flows (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of statement of cash flows

	2024 $	2023 $	2022 $

Loss after income tax	(14,408,346)	(20,597,436)	(11,197,450)
Non-cash flows in operating loss:
Accrued interest on convertible notes	3,207,497	4,420,225	2,162,646
Share-based payments	4,521,598	2,365,384	1,546,983
Convertible notes issued in lieu of payment for services	-	624,426	-
Depreciation and amortisation expense	520,697	360,021	260,651

Fair value movement of derivatives	(3,400,685)	6,870,729	(2,751,564)

Changes in assets and liabilities:
Decrease in trade and other receivables	372,390	506,737	130,933
(Increase)/Decrease in other assets	(189,621)	33,091	1,015,343
Increase/(decrease) in trade and other payables	100,719	(153,292)	993,662
Decrease in net deferred revenue	(174,290)	(121,453)	(339,222)
(Decrease)/increase in provision for refund	(70,000)	(25,000)	20,000
Increase in employee entitlement	133,845	160,700	102,833

Net cash used in operating activities	(9,386,196)	(5,555,868)	(8,055,185)